Segment information - Financial information by business segment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Revenue	$ 2,717	$ 12,498	$ 5,002	$ 19,821
Cost of revenue	2,584	11,656	4,353	17,444
Gross profit	133	842	649	2,377
Research and development	1,211	1,574	2,434	2,867
General and administrative	4,174	4,106	7,008	6,778
Sales and marketing	224	290	431	733
Depreciation and amortization	45	106	155	214
Operating expenses, including depreciation and amortization	5,654	6,076	10,028	10,592
Add back: Depreciation and amortization	255	219	467	397
Segment EBITDA	(2,010)	(7,981)	(5,339)	(12,820)
Equity loss	(1,283)	(3,686)	(2,664)	(7,570)
Operating Segments
Segment Reporting [Line Items]
Revenue	29,788	24,518	54,322	48,640
Cost of revenue	25,841	25,602	48,283	47,674
Gross profit	3,947	(1,084)	6,039	966
Research and development	1,972	3,462	4,400	7,757
General and administrative	3,530	3,112	6,344	6,223
Sales and marketing	752	348	1,108	791
Depreciation and amortization	910	919	1,869	1,705
Operating expenses, including depreciation and amortization	7,164	7,841	13,721	16,476
Add back: Depreciation and amortization	1,207	944	2,343	2,690
Segment EBITDA	(2,010)	(7,981)	(5,339)	(12,820)
Equity loss	0	0	0	0
Operating Segments | High-Pressure Controls
Segment Reporting [Line Items]
Revenue	2,717	2,896	5,002	4,786
Cost of revenue	2,584	2,791	4,353	4,168
Gross profit	133	105	649	618
Research and development	790	1,552	1,738	2,734
General and administrative	561	386	1,112	705
Sales and marketing	131	23	226	150
Depreciation and amortization	11	59	96	115
Operating expenses, including depreciation and amortization	1,493	2,020	3,172	3,704
Add back: Depreciation and amortization	221	172	408	298
Segment EBITDA	(1,139)	(1,743)	(2,115)	(2,788)
Operating Segments | Heavy-Duty OEM
Segment Reporting [Line Items]
Revenue		9,602		15,035
Cost of revenue		8,865		13,276
Gross profit		737		1,759
Research and development		22		133
General and administrative		34		99
Sales and marketing		3		23
Depreciation and amortization		0		0
Operating expenses, including depreciation and amortization		59		255
Add back: Depreciation and amortization		0		0
Segment EBITDA		678		1,504
Consolidation, Eliminations
Segment Reporting [Line Items]
Revenue	(27,071)	(12,020)	(49,320)	(28,819)
Cost of revenue	(23,257)	(13,946)	(43,930)	(30,230)
Gross profit	(3,814)	1,926	(5,390)	1,411
Research and development	(1,182)	(1,888)	(2,662)	(4,890)
General and administrative	(2,969)	(2,692)	(5,232)	(5,419)
Sales and marketing	(621)	(322)	(882)	(618)
Depreciation and amortization	(899)	(860)	(1,773)	(1,590)
Operating expenses, including depreciation and amortization	(5,671)	(5,762)	(10,549)	(12,517)
Add back: Depreciation and amortization	(986)	(772)	(1,935)	(2,392)
Segment EBITDA	871	6,916	3,224	11,536
Equity loss	0	0
Corporate
Segment Reporting [Line Items]
Revenue	0	0	0	0
Cost of revenue	0	0	0	0
Gross profit	0	0	0	0
Research and development	421	0	696	0
General and administrative	3,613	3,686	5,896	5,974
Sales and marketing	93	264	205	560
Depreciation and amortization	34	47	59	99
Operating expenses, including depreciation and amortization	4,161	3,997	6,856	6,633
Equity loss	$ (1,283)	$ (3,686)	$ (2,664)	$ (7,570)